Goodwill and intangible assets - Assumption changes and experience adjustments (Details) - Present value of in-force long-term insurance business - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Regulatory-driven changes	$ 1,126	$ (56)
Future sharing of returns with policyholders on contracts with discretionary features	36	455
Other changes	$ 216	$ (107)